Subsequent Events	3 Months Ended
Mar. 31, 2021
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through May 6, 2021, the date the financial statements were available to be issued.
On February 9, 2021, the Company, CM Life Sciences, Inc. (“CMLS”), and S-IV Sub, Inc., a direct and wholly-owned subsidiary of CMLS, entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which CMLS will acquire the Company through a merger of S-IV Sub, Inc. with and into the Company (the “Merger”), with the Company being the surviving corporation and a wholly-owned subsidiary of CMLS following the Merger. Once effective, all equity securities of the Company will be converted into the right to receive the applicable portion of merger consideration.
Subsequent EventsThe Company has evaluated subsequent events through June 10, 2021, the date the condensed financial statements were available to be issued.
CM Life Sciences, Inc.
Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTSThe Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements
On February 10, 2021, the Company announced that it executed an Agreement and Plan of Merger (the “Merger Agreement”) with Mount Sinai Genomics, Inc., a Delaware corporation, d/b/a Sema4 (“Sema4”) and the other parties thereto (the transactions contemplated by the Merger Agreement, including the Merger (as defined below), the “Business Combination”). Specifically, the Company entered into the Merger Agreement with Sema4 and S-IV Sub, Inc., a Delaware corporation incorporated on February 1, 2021 and a direct, wholly-owned subsidiary of the Company (“Merger Sub”). Pursuant to the terms of the Merger Agreement, the Company will acquire Sema4 through the merger of Merger Sub with and into Sema4, with Sema4 surviving as a wholly-owned subsidiary of the Company (the “Merger”)
The Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by the Company’s stockholders and the satisfaction of certain other customary closing conditions.
At the effective time of the Merger (the “Effective Time”), each share of Sema4 class B common stock, par value $0.00001 per share (“Sema4 Class B Common Stock”) issued and outstanding as of immediately prior to the Effective Time will be converted into 1/100th of a share of Sema4 class A common stock, par value $0.00001 per share (“Sema4 Class A Common Stock”, together with Sema4 Class B Common Stock, “Sema4 Common Stock”) in accordance with Sema4’s organizational documents.
Immediately thereafter, each share of Sema4 Common Stock and Sema4’s series A-1 preferred stock, series A-2 preferred stock, series B preferred stock and series C preferred stock (collectively, “Sema4 Capital Stock”) issued and outstanding immediately prior to the Effective Time (other than Excluded Shares and Dissenting Shares (each as defined in the Merger Agreement)) will be converted into the right to receive a portion of the total closing merger consideration, with each Sema4 stockholder being entitled to receive the following:
(c)if such stockholder has made a cash election as set forth and in accordance with the terms of the Merger Agreement, a portion of the specified aggregate amount of cash consideration payable under the terms of the Merger Agreement (such aggregate amount not to exceed $343,000,000) and pursuant to the terms of such stockholder’s cash election; and
(d) a number of shares of common stock, par value $0.0001 per share, of the Company (the “Common Stock”) equal to the quotient of: (i) (A) the product of (x) such stockholder’s total shares of Sema4 Capital Stock multiplied by (y) the per share amount calculated in accordance with the Merger Agreement minus (B) the amount of cash payable to such stockholder pursuant to its cash election, if any, divided by (ii) $10.
In addition, at the Effective Time, each outstanding option to purchase Sema4 Capital Stock, each outstanding and unsettled restricted stock unit in respect of shares of Sema4 Capital Stock and each outstanding stock appreciation right will be rolled over into options to purchase Common Stock, restricted stock units in respect of Common Stock and stock appreciation rights in respect of Common Stock, all as further set forth in and in accordance with the terms of the Merger Agreement.
In addition to the payment of cash, issuance of Common Stock and rollover of other Sema4 equity awards described above as of the Effective Time, in the event that the closing sale price of Common Stock exceeds certain price thresholds for 20 out of any 30 consecutive trading days during the period of time commencing upon the expiration of the lock-up period applicable to the Sponsor under the Letter Agreement, dated as of August 27, 2021, by and among the Company, Sponsor and each of the executive officers and directors of the Company and ending on the second anniversary of the closing of the Merger, an additional number of shares equal to an amount up to an aggregate of 11% of the shares of Common Stock that would have been issuable upon closing of the Merger to the stockholders of the Company if no cash elections were made and the closing cash payment amount under the Merger Agreement was $0.00 (the “Earn-Out Shares”) shall become issuable, in accordance with the terms of the Merger Agreement following the achievement of those certain price thresholds, to the stockholders of Sema4 as of immediately prior to the closing of the Merger; provided that the board of directors of Sema4 (or a duly authorized committee thereof) may, prior to the closing of the Merger, allocate a portion of such Earn-Out Shares to be issued to service providers of Sema4 in the form of restricted stock units of the Company.
On February 10, 2021, the Company entered into a Sponsor Support Agreement with the Sponsor and Sema4, whereby Sponsor has agreed to, among other things, (a) vote at any meeting of the stockholders of the Company all of their shares of capital stock of the Company held of record or thereafter acquired in favor of the Stockholder Approvals (as defined in the Merger Agreement), (b) be bound by certain other covenants and agreements related to the Business Combination and (c) be bound by certain transfer restrictions with respect to such securities, prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement. On February 10, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors
(collectively, the “PIPE Investors” which include certain existing equityholders of Sema4), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 35,000,000 shares of our common stock for an aggregate purchase price equal to $350,000,000 (the “PIPE Investment”). The PIPE Investment will be consummated immediately prior to the closing of the Sema4Business Combination. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors. The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Subscription Agreement; and (c) November 9, 2021.